Commitments and Contingencies	6 Months Ended
Jun. 30, 2021
Commitments and Contingencies [Abstract]
Commitments and Contingencies

6.Commitments and Contingencies

a)Various claims, suits, and complaints, including those involving government regulations and product liability, arise in the ordinary course of the shipping business. In addition, losses may arise from disputes with charterers, agents, insurance and other claims with suppliers relating to the operations of the Company’s vessels. The Company accrues for the cost of environmental and other liabilities when management becomes aware that a liability is probable and is able to reasonably estimate the probable exposure. The Company’s vessels are covered for pollution in the amount of $1 billion per vessel per incident, by the P&I Association in which the Company’s vessels are entered.
b)On July 9, 2020, DWM and the ship-owning company of the vessel Protefs placed a security bond in the amount of $1,750 for any potential fines or penalties for alleged violations of law concerning maintenance of books and records and the handling of oil wastes of the vessel Protefs. Part of this amount is included in “due from related parties”, in the accompanying consolidated balance sheets, as the amount was paid by DSI (Note 2(d)). On February 2021, DWM entered into a plea agreement with the United States pursuant to which DWM, as defendant, agreed to waive indictment, plead guilty pursuant to the terms thereof, accepted a fine of $2,000 and the placement of DWM on probation for four years, subject to court approval. As of December 31, 2020, the company recognized an amount of $958, as an expense in the accompanying consolidated statements of operations representing the Company’s best estimate for the liability of Protefs in relation to this incident (Note 11).
c)As at June 30, 2021, all of the Company’s vessels were fixed under time charter agreements, considered operating leases. The minimum contractual gross charter revenue expected to be generated from fixed and non-cancelable time charter contracts existing as at June 30, 2021 and until their expiration was as follows:

Period	Amount
Year 1	$93,307
Total	$93,307